SEMI-ANNUAL
REPORT
May 31, 2001

OAK RIDGE
FUNDS, INC.

Shareholder Services
1(800) 407-7298

OAK RIDGE INVESTMENTS, LLC
Investment Adviser

OAK RIDGE FUNDS
LETTER TO SHAREHOLDERS
JULY, 2001

Dear Client:

  All market indices have enjoyed a meaningful advance for the first time in over twelve months. Bulls appeared to embrace the notion that the best buying opportunities occur when the news is most bleak. It was a pleasant reaction regardless the cause.

  Energy prices have eased but the long-term problem rivals healthcare as the issue most concerning to Americans. Free markets could have generated enough supply to meet demand, but environmental politics and regulatory limitations created a national crisis. There are numerous solutions available to provide the needed energy including several by companies included in Oak Ridge portfolios. A more lasting resolution will require compromise by all sides.

  Fundamentals remain very weak with earnings estimates continuing to fall. As interest rates decline their inverse relationship with P/E's suggests higher valuations for stocks. This advantage is offset by lower earnings, since it is now optimistic to expect $50 of earnings for the S&P 500 in 2001. Currently, the S&P 500 index is in excess of 24x this year's earnings, which is historically high. Market bottoms do not typically occur at P/E's over 20, which will temper any monetary stimulus by the Fed.

  Interest rates should remain low which is positive for economic growth. Alan Greenspan was not the reason the economy slowed so suddenly. A reversal of speculative excesses, particularly in technology and telecom, was needed to correct the unprecedented and ill-founded optimism of corporate management and shareholders. Massive inventory writedowns and layoffs have not had the expected sobering impact on consumers, who continue to be enticed into purchases of new cars and homes. To date, business retrenchment is the entire factor in the economic slowdown as expenditures relating to technology upgrades are less critical and more discretionary after Y2K.

  Investors funneled too much money into IPO's and secondary offerings to finance the expansion of businesses that were cannibalizing each other through insufficient pricing in an effort to survive. The most blatant absence of rational thinking occurred in the telecom sector where the race to expand bandwidth and be the leader in an emerging industry, led to such excessive buildout that less than 5% of fiber optic cable is now in use. The fact that much of the cable runs along railroad tracks is sadly ironic since many investors went bankrupt in get rich schemes involving the huge growth of railroads in the late 1800's.

  An awareness of history is critical for long-term investment success. There was no "New Paradigm" despite the remarkable impact of technology in our daily lives. The advent of electricity had a greater impact on society. There is significant similarity between the emergence of the steel industry and today's high tech and Internet businesses. Steel pioneers were driven to develop a cheaper, stronger, lighter and more cost effective product, while technology strives to improve the speed and efficiency of data transmissions at reduced costs. The hype of the analysts and bankers selling the illusion of a "New Paradigm" was not fundamentally sound but what investors wanted to hear.

  The conflict of interest of Wall Street analysts, who often earn bonuses that rival professional athletes, has finally caught the ire of the SEC, which has expanded required disclaimers. Fees associated with corporate finance transactions do not allow proper objectivity in the recommendation of many analysts as their research bears no more resemblance to unbiased recommendations than professional wrestling to sport. Individual investors are too concerned with hitting home runs that they accept illogical analysis, such as multiples of sales to value a company.

  The high P/E of the S&P 500 and NASDAQ averages reflect the influence of higher weighted stocks that enjoyed years of being overbought by star struck investors and large mutual funds. These stocks are likely to continue to be pressured and are not cheap despite the disastrous selloff in the tech sector. Good stock pickers can provide meaningful value in what is likely to be a sluggish market, correcting years of returns greatly in excess of underlying earnings growth. The stock market remains the best alternative for most investors seeking long-term returns.

  The Oak Ridge Funds are well positioned in established businesses likely to capitalize on an economy that should recover by early next year. Stocks have historically advanced before the economy providing precedent for the market to end the year at higher levels.

  Sincerely,

  /s/David M. Klaskin

  David M. Klaskin
  Chairman
  Chief Investment Officer

OAK RIDGE SMALL CAP EQUITY FUND
SCHEDULE OF INVESTMENTS
MAY 31, 2001 (UNAUDITED)

NUMBER OF
  SHARES                                                              VALUE
---------                                                             -----
            COMMON STOCK -- 86.49%

            BANKING -- 2.56%
   8,000    Astoria Financial Corporation                          $   447,200
                                                                   -----------

            BUSINESS SERVICES -- 1.87%
   8,500    ChoicePoint Inc.*<F1>                                      327,250
                                                                   -----------

            CHEMICALS -- 3.98%
  13,000    Cambrex Corporation                                        694,330
                                                                   -----------

            CIRCUIT BOARDS -- 1.05%
   8,000    Benchmark Electronics, Inc.*<F1>                           184,080
                                                                   -----------

            COMMERCIAL SERVICES -- 2.95%
  12,000    F.Y.I. Incorporated*<F1>                                   514,200
                                                                   -----------

            COMPUTER EQUIPMENT -- 1.57%
  12,500    Avocent Corporation*<F1>                                   273,500
                                                                   -----------

            COMPUTERS - SOFTWARE -- 3.24%
  14,000    Peregrine Systems, Inc.*<F1>                               387,660
   4,600    Renaissance Learning, Inc.*<F1>                            177,192
                                                                   -----------
                                                                       564,852
                                                                   -----------

            DATA PROCESSING -- 2.19%
  17,000    Reynolds and Reynolds Company -
              Class A                                                  381,650
                                                                   -----------

            DRUGS & MEDICAL -- 8.00%
  18,000    Albany Molecular Research, Inc.*<F1>                       616,680
  30,000    Caremark Rx, Inc.*<F1>                                     488,400
  10,000    Syncor International Corporation*<F1>                      291,400
                                                                   -----------
                                                                     1,396,480
                                                                   -----------

            ELECTRONICS -- 2.95%
  12,000    InFocus Corporation*<F1>                                   202,800
  15,000    Universal Electronics, Inc.*<F1>                           311,850
                                                                   -----------
                                                                       514,650
                                                                   -----------

            ENGINEERING -- 2.64%
  16,000    Tetra Tech, Inc.*<F1>                                      461,440
                                                                   -----------

            FINANCIAL SERVICES -- 10.99%
  20,000    Actrade Financial
              Technologies, Ltd.*<F1>                                  797,200
  14,000    Heller Financial, Inc.                                     481,600
  14,000    Legg Mason, Inc.                                           640,500
                                                                   -----------
                                                                     1,919,300
                                                                   -----------

            HEALTH CARE EQUIPMENT & SUPPLIES -- 5.80%
  16,000    Coherent, Inc.*<F1>                                        568,000
  24,000    Owens & Minor, Inc.                                        445,200
                                                                   -----------
                                                                     1,013,200
                                                                   -----------

            INFORMATION MANAGEMENT SERVICES -- 3.06%
  13,000    Convergys Corporation*<F1>                                 534,300
                                                                   -----------

            INSTRUMENTS - SCIENTIFIC -- 2.92%
  15,000    Varian, Inc.*<F1>                                          509,250
                                                                   -----------

            INSURANCE -- 1.85%
  13,000    HCC Insurance Holdings, Inc.                               322,270
                                                                   -----------

            METAL PRODUCTS -- 3.37%
  10,000    Shaw Group Inc.*<F1>                                       587,800
                                                                   -----------

            OIL - FIELD SERVICES -- 4.87%
  23,000    Hanover Compressor Company*<F1>                            850,770
                                                                   -----------

            RETAIL - DISCOUNT -- 3.35%
  12,000    BJ's Wholesale Club, Inc.*<F1>                             585,000
                                                                   -----------

            SAVINGS INSTITUTIONS -- 1.72%
   9,000    Richmond County Financial Corp.                            299,880
                                                                   -----------

            TELECOMMUNICATION SERVICES -- 4.13%
  16,000    Metro One
              Telecommunications, Inc.*<F1>                            720,160
                                                                   -----------

            TRANSPORTATION SERVICES -- 2.69%
   7,300    Expeditors International of
              Washington, Inc.                                         470,047
                                                                   -----------

            WASTE DISPOSAL SERVICES -- 3.19%
  13,000    Stericycle, Inc.*<F1>                                      556,790
                                                                   -----------

            WHOLESALE -- 5.55%
  15,000    Insight Enterprises, Inc.*<F1>                             345,150
   8,800    Performance Food Group Company*<F1>                        225,896
  14,000    United Stationers Inc.                                     398,300
                                                                   -----------
                                                                       969,346
                                                                   -----------

            Total Common Stock
              (cost $10,938,849)                                    15,097,745
                                                                   -----------

PRINCIPAL
  AMOUNT
---------
            SHORT-TERM INVESTMENTS -- 14.16%

            VARIABLE RATE DEMAND NOTES#<F2> -- 14.16%
$734,084    American Family Financial
              Services, Inc., 3.6831%                                  734,084
 757,590    Sara Lee Corporation, 3.6563%                              757,590
 236,992    Wisconsin Corporate Central
              Credit Union, 3.7263%                                    236,992
 742,804    Wisconsin Electric Power
              Company, 3.6831%                                         742,804
                                                                   -----------
            Total Short-Term Investments
              (cost $2,471,470)                                      2,471,470
                                                                   -----------
            Total Investments -- 100.65%
              (cost $13,410,319)                                    17,569,215
                                                                   -----------
            Liabilities, less Other
              Assets -- (0.65%)                                       (112,844)
                                                                   -----------
            NET ASSETS -- 100.00%                                  $17,456,371
                                                                   -----------
                                                                   -----------

 *<F1>  Non-income producing security
 #<F2> Variable rate demand notes are considered short-term obligations and are payable on demand. Interest rates change periodically on specified dates. The rates listed are as of May 31, 2001.

                     See Notes to the Financial Statements.

OAK RIDGE LARGE CAP EQUITY FUND
SCHEDULE OF INVESTMENTS
MAY 31, 2001 (UNAUDITED)

NUMBER OF
  SHARES                                                              VALUE
---------                                                             -----
            COMMON STOCK -- 84.27%

            AEROSPACE AND DEFENSE -- 2.24%
     825    General Dynamics Corporation                            $   63,954
                                                                    ----------

            BANKING -- 2.52%
   1,400    Citigroup Inc.                                              71,750
                                                                    ----------

            COMMUNICATIONS -- 4.24%
     800    ALLTEL Corporation                                          46,392
   1,700    Univision Communications, Inc. -
              Class A*<F3>                                              74,341
                                                                    ----------
                                                                       120,733
                                                                    ----------

            COMPUTERS - MICRO -- 1.91%
   3,300    Sun Microsystems, Inc.*<F3>                                 54,351
                                                                    ----------

            COMPUTERS - NETWORKING -- 1.01%
   1,500    Cisco Systems, Inc.*<F3>                                    28,890
                                                                    ----------

            COMPUTERS - SOFTWARE -- 6.28%
   1,425    Microsoft Corporation*<F3>                                  98,582
   2,900    Peregrine Systems, Inc.*<F3>                                80,301
                                                                    ----------
                                                                       178,883
                                                                    ----------

            COSMETICS & TOILETRIES -- 4.05%
     900    Kimberly-Clark Corporation                                  54,405
     950    Procter & Gamble Company                                    61,028
                                                                    ----------
                                                                       115,433
                                                                    ----------

            DATA PROCESSING -- 2.85%
   2,800    IMS Health Incorporated                                     81,144
                                                                    ----------

            DIVERSIFIED MANUFACTURING -- 5.56%
   1,650    General Electric Company                                    80,850
   1,350    Tyco International Ltd.+<F4>                                77,558
                                                                    ----------
                                                                       158,408
                                                                    ----------

            DRUGS & MEDICAL -- 11.85%
   1,650    Cardinal Health, Inc.                                      118,783
   1,525    Elan Corporation PLC - ADR*<F3>+<F4>                        88,008
   1,425    Medtronic, Inc.                                             61,246
   1,625    Pfizer Inc.                                                 69,696
                                                                    ----------
                                                                       337,733
                                                                    ----------

            ELECTRIC EQUIPMENT -- 2.20%
     925    Emerson Electric Co.                                        62,632
                                                                    ----------

            ELECTRIC - GENERATION -- 2.87%
   1,800    AES Corporation*<F3>                                        81,720
                                                                    ----------

            ELECTRONICS -- 2.26%
   2,400    Atmel Corporation*<F3>                                      26,640
   1,400    Intel Corporation                                           37,814
                                                                    ----------
                                                                        64,454
                                                                    ----------

            FINANCE - CREDIT CARD -- 1.55%
   1,050    American Express Company                                    44,226
                                                                    ----------

            FINANCIAL SERVICES -- 5.76%
   1,850    American General Corporation                                83,675
   1,225    Household International, Inc.                               80,434
                                                                    ----------
                                                                       164,109
                                                                    ----------

            HOSPITALS -- 2.69%
   1,900    HCA - The Healthcare Company                                76,646
                                                                    ----------

            INVESTMENT COMPANIES -- 2.39%
   1,050    Merrill Lynch & Company                                     68,218
                                                                    ----------

            MEDICAL PRODUCTS -- 2.04%
     600    Johnson & Johnson                                           58,170
                                                                    ----------

            OIL  - INTEGRATED -- 2.98%
   2,725    Conoco, Inc. - Class B                                      85,020
                                                                    ----------

            RETAIL - DISCOUNT -- 1.45%
     800    Wal-Mart Stores, Inc.                                       41,400
                                                                    ----------

            RETAIL - DRUGS -- 2.68%
   1,900    Walgreen Company                                            76,361
                                                                    ----------

            SAVINGS INSTITUTIONS -- 6.48%
   2,200    Dime Bancorp, Inc.                                          77,660
   3,000    Washington Mutual, Inc.                                    106,860
                                                                    ----------
                                                                       184,520
                                                                    ----------

            TELECOMMUNICATION SERVICES -- 0.91%
   1,000    Vodafone Group PLC - ADR+<F4>                               25,890
                                                                    ----------

            TEXTILES & APPAREL -- 2.79%
   1,800    Jones Apparel Group, Inc.*<F3>                              79,560
                                                                    ----------

            TRANSPORTATION SERVICES -- 2.71%
   1,200    Expeditors International  of
              Washington, Inc.                                          77,268
                                                                    ----------

            Total Common Stock
              (cost $2,065,788)                                      2,401,473
                                                                    ----------

PRINCIPAL
  AMOUNT
---------
            SHORT-TERM INVESTMENTS -- 14.83%

            VARIABLE RATE DEMAND NOTES#<F5> -- 14.83%
$112,077    American Family Financial
              Services, Inc., 3.6831%                                  112,077
  96,641    Sara Lee Corporation, 3.6563%                               96,641
 109,295    Wisconsin Corporate Central
              Credit Union, 3.7263%                                    109,295
 104,781    Wisconsin Electric Power
              Company, 3.6831%                                         104,781
                                                                    ----------
            Total Short-Term Investments
              (cost $422,794)                                          422,794
                                                                    ----------
            Total Investments -- 99.10%
              (cost $2,488,582)                                      2,824,267
                                                                    ----------
            Other Assets,
              less Liabilities -- 0.90%                                 25,540
                                                                    ----------
            NET ASSETS -- 100.00%                                   $2,849,807
                                                                    ----------
                                                                    ----------

 *<F3>  Non-income producing security
 +<F4>  Foreign security
   ADR  American Depository Receipts
 #<F5> Variable rate demand notes are considered short-term obligations and are payable on demand. Interest rates change periodically on specified dates. The rates listed are as of May 31, 2001.

                     See Notes to the Financial Statements.

OAK RIDGE FUNDS
STATEMENTS OF ASSETS AND LIABILITIES
MAY 31, 2001 (UNAUDITED)

                                                   OAK RIDGE        OAK RIDGE
                                                   SMALL CAP        LARGE CAP
                                                  EQUITY FUND      EQUITY FUND
                                                  -----------      -----------
ASSETS:
  Investments, at market value (cost $13,410,319
    and $2,488,582, respectively)                 $17,569,215      $ 2,824,267
  Receivable for Capital Shares Sold                    2,739               --
  Receivable from Adviser                                  --           44,304
  Interest and dividends receivable                    14,137            3,746
  Prepaid expenses                                      6,154            6,193
                                                  -----------      -----------
  Total Assets                                     17,592,245        2,878,510
                                                  -----------      -----------

LIABILITIES:
  Capital Shares Redeemed                              54,768               --
  Payable to Adviser                                   18,653               --
  Payable for 12b-1 fees                                8,831            1,156
  Accrued other expenses                               53,622           27,547
                                                  -----------      -----------
  Total Liabilities                                   135,874           28,703
                                                  -----------      -----------
NET ASSETS                                        $17,456,371      $ 2,849,807
                                                  -----------      -----------
                                                  -----------      -----------

NET ASSETS CONSIST OF:
  Paid-in-capital                                  12,367,402        2,620,017
  Undistributed net realized
    gain (loss) on investments                        930,073         (105,895)
  Net unrealized appreciation on investments        4,158,896          335,685
                                                  -----------      -----------
  Net Assets                                      $17,456,371      $ 2,849,807
                                                  -----------      -----------
                                                  -----------      -----------

CLASS A:
  Net assets                                      $15,943,817      $ 2,849,807
  Shares authorized ($.01 par value)               50,000,000       50,000,000
  Shares issued and outstanding                       778,988          209,185
  Net asset value and redemption price per share       $20.47           $13.62
                                                       ------           ------
                                                       ------           ------
  Maximum offering price per share                     $21.38           $14.22
                                                       ------           ------
                                                       ------           ------

CLASS C:
  Net assets                                      $ 1,512,554      $        --
  Shares authorized ($.01 par value)               50,000,000       50,000,000
  Shares issued and outstanding                        76,519               --
  Net asset value, redemption price
    and offering price per share                       $19.77           $   --
                                                       ------           ------
                                                       ------           ------

                     See Notes to the Financial Statements.

OAK RIDGE FUNDS
STATEMENTS OF OPERATIONS
FOR THE SIX MONTHS ENDED MAY 31, 2001 (UNAUDITED)

                                                     OAK RIDGE       OAK RIDGE
                                                     SMALL CAP       LARGE CAP
                                                    EQUITY FUND     EQUITY FUND
                                                    -----------     -----------
INVESTMENT INCOME:
  Interest                                          $   20,000       $  9,536
  Dividends                                             58,295         10,577
                                                    ----------       --------
                                                        78,295         20,113
                                                    ----------       --------

EXPENSES:
  Investment advisory fees                              63,327          8,019
  Fund administration and accounting fees               38,510         28,062
  12b-1 fees -- Class A                                 19,355          3,341
  12b-1 fees -- Class C                                  5,263             --
  Service fees -- Class C                                1,754             --
  Professional fees                                     20,702          8,264
  Shareholder servicing fees and expenses               22,343         12,748
  Federal and state registration fees                    5,046          5,042
  Reports to shareholders                                4,090            878
  Custody fees                                           1,664          2,270
  Directors' fees                                        1,456          1,506
  Other                                                    511            569
                                                    ----------       --------
  Total expenses before waiver                         184,021         70,699
  Less: Waiver of expenses by Adviser                   (9,886)       (43,969)
                                                    ----------       --------
  Net expenses                                         174,135         26,730
                                                    ----------       --------
NET INVESTMENT LOSS                                    (95,840)        (6,617)
                                                    ----------       --------

REALIZED AND UNREALIZED GAIN (LOSS):
  Net realized gain (loss) on investments              930,072        (31,910)
  Change in unrealized appreciation/depreciation
    on investments                                     932,360        (18,702)
                                                    ----------       --------
  Net gain (loss) on investments                     1,862,432        (50,612)
                                                    ----------       --------
NET INCREASE (DECREASE) IN NET
  ASSETS RESULTING FROM OPERATIONS                  $1,766,592       $(57,229)
                                                    ----------       --------
                                                    ----------       --------

                     See Notes to the Financial Statements.

OAK RIDGE FUNDS
STATEMENTS OF CHANGES IN NET ASSETS

                                                                           OAK RIDGE                         OAK RIDGE
                                                                     SMALL CAP EQUITY FUND             LARGE CAP EQUITY FUND
                                                                 -----------------------------     -----------------------------
                                                                  SIX MONTHS       YEAR ENDED        SIX MONTHS       YEAR ENDED
                                                                ENDED MAY 31,     NOVEMBER 30,     ENDED MAY 31,     NOVEMBER 30,
                                                                     2001             2000              2001             2000
                                                                -------------     ------------     -------------     ------------
                                                                 (UNAUDITED)                        (UNAUDITED)
OPERATIONS:
  Net investment loss                                            $   (95,840)      $  (219,056)      $   (6,617)      $  (15,750)
  Net realized gain (loss) on investments                            930,072         3,131,147          (31,910)          38,807
  Change in unrealized appreciation/depreciation
    on investments                                                   932,360        (1,171,132)         (18,702)         202,100
                                                                 -----------       -----------       ----------       ----------
  Net increase (decrease) in net assets resulting
    from operations                                                1,766,592         1,740,959          (57,229)         225,157
                                                                 -----------       -----------       ----------       ----------

CAPITAL SHARE TRANSACTIONS:
  Shares sold                                                        628,346         1,022,591          381,427          476,975
  Shares issued to holders in reinvestment
    of dividends                                                   2,630,043                --               --               --
  Shares redeemed                                                 (1,059,024)       (2,023,361)          (4,020)         (27,986)
                                                                 -----------       -----------       ----------       ----------
  Net increase (decrease) in net assets resulting
    from capital share transactions                                2,199,365        (1,000,770)         377,407          448,989
                                                                 -----------       -----------       ----------       ----------
DISTRIBUTIONS TO CLASS A SHAREHOLDERS
FROM NET REALIZED GAINS                                           (2,517,247)               --               --               --
                                                                 -----------       -----------       ----------       ----------
DISTRIBUTIONS TO CLASS C SHAREHOLDERS
FROM NET REALIZED GAINS                                             (231,425)               --               --               --
                                                                 -----------       -----------       ----------       ----------
TOTAL INCREASE IN NET ASSETS                                       1,217,285           740,189          320,178          674,146

NET ASSETS:
  Beginning of period                                             16,239,086        15,498,897        2,529,629        1,855,483
                                                                 -----------       -----------       ----------       ----------
  End of period                                                  $17,456,371       $16,239,086       $2,849,807       $2,529,629
                                                                 -----------       -----------       ----------       ----------
                                                                 -----------       -----------       ----------       ----------

                     See Notes to the Financial Statements.

OAK RIDGE SMALL CAP EQUITY FUND -- CLASS A
FINANCIAL HIGHLIGHTS

                                      SIX MONTHS
                                         ENDED         YEAR ENDED      YEAR ENDED      YEAR ENDED      YEAR ENDED       YEAR ENDED
                                      MAY 31, '01     NOV. 30, '00    NOV. 30, '99    NOV. 30, '98    NOV. 30, '97     NOV. 30, '96
                                      -----------     ------------    ------------    ------------    ------------     ------------
                                      (UNAUDITED)
Per share data:
Net asset value, beginning
  of period                             $21.75           $19.60          $16.73          $19.84          $16.57           $14.32
                                        ------           ------          ------          ------          ------           ------

Income from investment  operations:
    Net investment loss(1)<F6>           (0.11)           (0.28)          (0.27)          (0.18)          (0.22)           (0.16)
    Net realized and unrealized
      gains (losses) on investments       2.51             2.43            3.18           (1.67)           4.58             3.01
                                        ------           ------          ------          ------          ------           ------
Total from investment operations          2.40             2.15            2.91           (1.85)           4.36             2.85
                                        ------           ------          ------          ------          ------           ------
Less distributions:
    Distributions from
      net realized gains                 (3.68)              --           (0.04)          (1.26)          (1.09)           (0.60)
                                        ------           ------          ------          ------          ------           ------
Net asset value, end of period          $20.47           $21.75          $19.60          $16.73          $19.84           $16.57
                                        ------           ------          ------          ------          ------           ------
                                        ------           ------          ------          ------          ------           ------

Total Return(2)<F7>                     11.03%(4)<F9>    10.97%          17.41%         (9.82)%          27.99%           20.88%

Supplemental data and ratios:
Net assets, end of period          $15,943,817      $14,908,546     $14,001,255     $13,215,299     $11,758,733       $7,725,072
Ratio of expenses to
  average net assets:
    Before expense waiver                2.12%(5)<F10>    2.09%           2.50%           2.65%           2.87%            3.52%
    After expense waiver                 2.00%(5)<F10>    2.00%           2.00%           1.89%           2.00%            2.00%
Ratio of net investment loss
  to average net assets:
    Before expense waiver              (1.19)%(5)<F10>  (1.22)%         (1.98)%         (1.89)%         (2.21)%          (2.74)%
    After expense waiver               (1.07)%(5)<F10>  (1.13)%         (1.48)%         (1.13)%         (1.34)%          (1.22)%
Portfolio turnover rate(3)<F8>             19%              46%             64%             57%             55%              71%

 (1)<F6> Net investment loss per share is calculated using the ending balance of undistributed net investment loss prior to consideration of adjustments for permanent book and tax differences.
 (2)<F7> Effective January 1, 1996, the Fund instituted a maximum 4.25% front end sales load on Class A shares. The total return calculation does not reflect the 4.25% sales load.
 (3)<F8> Calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
 (4)<F9>   Not Annualized.
 (5)<F10>  Annualized.

                     See Notes to the Financial Statements.

OAK RIDGE SMALL CAP EQUITY FUND -- CLASS C
FINANCIAL HIGHLIGHTS

                                      SIX MONTHS                                                           NINE MONTHS
                                         ENDED         YEAR ENDED      YEAR ENDED      YEAR ENDED             ENDED
                                      MAY 31, '01     NOV. 30, '00    NOV. 30, '99    NOV. 30, '98    NOV. 30, '97(1)<F11>
                                      -----------     ------------    ------------    ------------    --------------------
                                      (UNAUDITED)
Per share data:
Net asset value, beginning
  of period                             $21.18           $19.24          $16.54          $19.75              $16.20
                                        ------           ------          ------          ------              ------

Income from investment operations:
    Net investment loss                  (0.17)(2)<F12>   (0.48)(2)<F12>  (0.46)(2)<F12>  (0.34)(3)<F13>      (0.13)(2)<F12>
    Net realized and unrealized
      gains (losses) on investments       2.44             2.42            3.20           (1.61)               3.68
                                        ------           ------          ------          ------              ------
Total from investment operations          2.27             1.94            2.74           (1.95)               3.55
                                        ------           ------          ------          ------              ------

Less distributions:
    Distributions from capital gains     (3.68)              --           (0.04)          (1.26)                 --
                                        ------           ------          ------          ------              ------
Net asset value, end of period          $19.77           $21.18          $19.24          $16.54              $19.75
                                        ------           ------          ------          ------              ------
                                        ------           ------          ------          ------              ------

Total Return                            10.67%(4)<F14>   10.08%          16.58%        (10.40)%              21.91%(4)<F14>

Supplemental data and ratios:
Net assets, end of period           $1,512,554       $1,330,540      $1,497,642      $1,255,930            $334,836
Ratio of expenses to
  average net assets:
    Before expense waiver                2.87%(5)<F15>    2.84%           3.25%           3.39%               3.63%(5)<F15>
    After expense waiver                 2.75%(5)<F15>    2.75%           2.75%           2.63%               2.80%(5)<F15>
Ratio of net investment loss
  to average net assets:
    Before expense waiver              (1.94)%(5)<F15>  (1.97)%         (2.73)%         (2.63)%             (3.01)%(5)<F15>
    After expense waiver               (1.82)%(5)<F15>  (1.88)%         (2.23)%         (1.87)%             (2.18)%(5)<F15>
Portfolio turnover rate(6)<F16>            19%              46%             64%             57%                 55%

 (1)<F11> Effective March 1, 1997, the Fund offered a second class of shares, Class C.
 (2)<F12> Net investment loss per share is calculated using the ending balance of undistributed net investment loss prior to consideration of adjustments for permanent book and tax differences.
 (3)<F13> Net investment loss per share represents net investment loss divided by the average shares outstanding throughout the year.
 (4)<F14>   Not annualized.
 (5)<F15>   Annualized.
 (6)<F16> Calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

                     See Notes to the Financial Statements.

OAK RIDGE LARGE CAP EQUITY FUND
FINANCIAL HIGHLIGHTS

                                                                      CLASS A                                   CLASS  C
                                                 -------------------------------------------------   -----------------------------
                                                  SIX MONTHS                  MARCH 1, '99(1)<F17>   APRIL 26, '99(1)<F17>(2)<F18>
                                                    ENDED         YEAR ENDED         THROUGH                    THROUGH
                                                 MAY 31, '01     NOV. 30, '00     NOV. 30, '99                NOV. 25, '99
                                                 -----------     ------------     ------------                ------------
                                                 (UNAUDITED)
Per share data:
Net asset value, beginning of period                $13.89          $12.45           $12.00                      $12.66
                                                    ------          ------           ------                      ------

Income from investment operations:
    Net investment loss(3)<F19>                      (0.03)          (0.09)           (0.05)                      (0.10)
    Net realized and unrealized
      gains (losses) on investments                  (0.24)           1.53             0.50                        0.03
                                                    ------          ------           ------                      ------
Total from investment operations                     (0.27)           1.44             0.45                       (0.07)
                                                    ------          ------           ------                      ------
Net asset value, end of period                      $13.62          $13.89           $12.45                      $12.59
                                                    ------          ------           ------                      ------
                                                    ------          ------           ------                      ------

Total Return                                       (1.94)%(4)(5)    11.57%(5)         3.75%(4)(5)                 0.55%(4)
                                                        <F20><F21>        <F21>          <F20><F21>                    <F20>

Supplemental data and ratios:
Net assets, end of period                       $2,849,807      $2,529,629       $1,855,483                          $0
Ratio of expenses to
  average net assets:
    Before expense waiver                            5.29%(6)<F22>   4.72%            7.80%(6)<F22>               7.13%(6)<F22>
    After expense waiver                             2.00%(6)<F22>   2.00%            2.00%(6)<F22>               2.75%(6)<F22>
Ratio of net investment loss
  to average net assets:
    Before expense waiver                          (3.79)%(6)<F22> (3.40)%          (6.38)%(6)<F22>             (5.77)%(6)<F22>
    After expense waiver                           (0.50)%(6)<F22> (0.68)%          (0.58)%(6)<F22>             (1.39)%(6)<F22>
Portfolio turnover rate(7)<F23>                         8%             25%              52%                         52%

 (1)<F17>   Commencement of operations.
 (2)<F18> Effective April 26, 1999, the Fund offered a second class of shares (Class C). All Class C shareholders redeemed their shares on November 25, 1999. The Fund's Class C shares are not currently available to investors. If the Fund should decide to offer the Class C shares in the future, a shareholder notification will be provided at that time.
 (3)<F19> Net investment loss per share is calculated using the ending balance of undistributed net investment loss prior to consideration of adjustments for permanent book and tax differences.
 (4)<F20>   Not annualized.
 (5)<F21>   The total return calculation does not reflect the 4.25% sales load.
 (6)<F22>   Annualized.
 (7)<F23> Calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

                     See Notes to the Financial Statements.

OAK RIDGE FUNDS
NOTES TO THE FINANCIAL STATEMENTS
MAY 31, 2001 (UNAUDITED)

1. ORGANIZATION

Oak Ridge Funds, Inc. (the "Corporation") was incorporated on October 15, 1993 as a Maryland corporation. The Corporation is registered as an open-end diversified management investment company under the Investment Company Act of 1940 (the "1940 Act") and consists of two series of portfolios: the Oak Ridge Small Cap Equity Fund and the Oak Ridge Large Cap Equity Fund (the "Funds"). Each Fund's investment objective is capital appreciation. Oak Ridge Investments, LLC (the "Adviser") is the Funds' investment adviser. The Funds commenced operations on January 3, 1994 (Oak Ridge Small Cap Equity Fund) and March 1, 1999 (Oak Ridge Large Cap Equity Fund).

The Funds have issued two classes of shares: Class A and Class C. The Class A shares are subject to a 0.25% distribution fee pursuant to Rule 12b-1 and an initial sales charge imposed at the time of purchase, in accordance with the Funds' prospectus. The maximum sales charge is 4.25% of the offering price, or 4.44% of the net asset value. The Class C shares are subject to a shareholder servicing fee of 0.25% and distribution fees of 0.75% pursuant to Rule 12b-1. Each class of shares of the Funds has identical rights and privileges except that each class bears differing Rule 12b-1 expenses and exclusive voting rights on matters pertaining to the distribution plan for that class. Effective December 7, 1999 and until further notice, the Oak Ridge Large Cap Equity Fund discontinued issuing Class C shares.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America.

a) Investment Valuation -- Common stocks and other equity-type securities are valued at the last sales price on a national securities exchange or NASDAQ on which such securities are primarily traded; provided, however, securities traded on an exchange or NASDAQ for which there were no transactions on a given day, and securities not listed on an exchange or NASDAQ, are valued at the most recent bid price. Debt securities (other than short-term instruments) are valued at prices furnished by a pricing service, subject to review by the Adviser and determination of the appropriate price whenever a furnished price is significantly different from the previous day's furnished price. Debt securities having remaining maturities of 60 days or less when purchased are valued by the amortized cost method. Any securities or other assets for which market quotations are not readily available are valued at fair value as determined in good faith by the Board of Directors.

b) Federal Income Taxes -- It is each Fund's policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net taxable income and net capital gains to shareholders. Therefore, no federal tax provision is required.

c) Distributions to Shareholders -- The Funds pay dividends of net investment income, if any, annually. Distributions of net realized capital gains, if any, will be declared at least annually. Distributions to shareholders are recorded on the ex-dividend date.

d) Use of Estimates -- The preparation of financial statements in conformity with accounting principals generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

e) Other -- Investment and shareholder transactions are recorded on the trade date. The Funds determine the gain or loss realized from investment transactions by comparing the original cost of the security lot sold with the net sale proceeds. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Generally accepted accounting principles require that permanent differences between the financial reporting and tax basis of income and expenses be reclassified in the capital accounts.

3. CAPITAL SHARE TRANSACTIONS

Transactions in shares of the Funds were as follows:

                                                                     OAK RIDGE SMALL CAP EQUITY FUND
                                                                                 CLASS A
                                                    ----------------------------------------------------------------
                                                         SIX MONTHS ENDED                         YEAR ENDED
                                                           MAY 31, 2001                         NOV. 30, 2000
                                                    --------------------------            --------------------------
                                                    AMOUNT              SHARES            AMOUNT              SHARES
                                                    ------              ------            ------              ------
   Shares sold                                    $  533,133            27,030         $   871,144            36,322
   Shares issued to holders in
     reinvestment of dividends                     2,398,618           117,063                  --                --
   Shares redeemed                                  (992,847)          (50,482)         (1,545,243)          (65,217)
                                                  ----------           -------         -----------           -------
   Net increase (decrease)                        $1,938,904            93,611         $  (674,099)          (28,895)
                                                  ----------                           -----------
                                                  ----------                           -----------
   SHARES OUTSTANDING:
        Beginning of Period                                            685,377                               714,272
                                                                       -------                               -------
        End of Period                                                  778,988                               685,377
                                                                       -------                               -------
                                                                       -------                               -------

                                                                     OAK RIDGE SMALL CAP EQUITY FUND
                                                                                 CLASS C
                                                    ----------------------------------------------------------------
                                                         SIX MONTHS ENDED                         YEAR ENDED
                                                           MAY 31, 2001                         NOV. 30, 2000
                                                    --------------------------            --------------------------
                                                    AMOUNT              SHARES            AMOUNT              SHARES
                                                    ------              ------            ------              ------
   Shares sold                                    $   95,213             5,505         $   151,447             6,368
   Shares issued to holders in
     reinvestment of dividends                       231,425            11,659                  --                --
   Shares redeemed                                   (66,177)           (3,455)           (478,118)          (21,411)
                                                  ----------           -------         -----------           -------
   Net increase (decrease)                        $  260,461            13,709         $   326,671)          (15,043)
                                                  ----------                           -----------
                                                  ----------                           -----------
   SHARES OUTSTANDING:
        Beginning of Period                                             62,810                                77,853
                                                                       -------                               -------
        End of Period                                                   76,519                                62,810
                                                                       -------                               -------
                                                                       -------                               -------
   Total Net Increase (Decrease)                  $2,199,365                           $(1,000,770)
                                                  ----------                           -----------
                                                  ----------                           -----------

                                                                     OAK RIDGE LARGE CAP EQUITY FUND
                                                                                 CLASS A
                                                    ----------------------------------------------------------------
                                                         SIX MONTHS ENDED                         YEAR ENDED
                                                           MAY 31, 2001                         NOV. 30, 2000
                                                    --------------------------            --------------------------
                                                    AMOUNT              SHARES            AMOUNT              SHARES
                                                    ------              ------            ------              ------
   Shares sold                                    $  381,427            27,307         $   476,975            35,026
   Shares redeemed                                    (4,020)             (282)            (27,986)           (1,927)
                                                  ----------           -------         -----------           -------
   Net increase                                   $  377,407            27,025         $   448,989            33,099
                                                  ----------                           -----------
                                                  ----------                           -----------
   SHARES OUTSTANDING:
        Beginning of Period                                            182,160                               149,061
                                                                       -------                               -------
        End of Period                                                  209,185                               182,160
                                                                       -------                               -------
                                                                       -------                               -------

4. INVESTMENT ADVISORY AND OTHER AGREEMENTS

The Funds have entered into an agreement with the Adviser, with whom certain officers and directors of the Funds are affiliated, to furnish investment advisory services to the Funds. Under the terms of this agreement, the Oak Ridge Small Cap Equity Fund pays the Advisor an annual management fee, effective March 1, 1999 of 0.75% (prior to March 1, 1999, the fee was 1.00%) and the Oak Ridge Large Cap Equity Fund pays the Adviser an annual fee of 0.60% of the Fund's average daily net assets. The advisory fee is accrued daily and paid monthly.

For the six months ended May 31, 2001, the Adviser agreed to waive its management fee and/or reimburse the Funds' operating expenses to ensure that total operating expenses (exclusive of interest, taxes, brokerage commissions, and other costs incurred in connection with the purchase or sale of portfolio securities, and extraordinary items) for (i) Class A shares did not exceed 2.00% of the class' average daily net assets and (ii) Class C shares did not exceed 2.75% of the class' average daily net assets. The Adviser has agreed to extend these caps on the Funds' operating expenses through March 31, 2002. After this date, the Adviser may elect to continue, modify or terminate the limitation on Fund operating expenses. Further, under the terms of this agreement, any Fund expenses waived or reimbursed after March 1, 1999 may be recouped by the Adviser from the Fund to the extent actual operating expenses for a period are less than the expense limitation caps, provided that the Adviser may only be entitled to recoup such amounts for a period of three years from the fiscal year such amounts were waived or reimbursed. Reimbursed/absorbed expenses subject to potential recovery by year of expiration are as follows:

                                   OAK RIDGE SMALL       OAK RIDGE LARGE
          YEAR OF EXPIRATION       CAP EQUITY FUND       CAP EQUITY FUND
          ------------------       ---------------       ---------------
          November 30, 2002            $53,135               $75,906
          November 30, 2003            $16,016               $63,272

For the six months ended May 31, 2001, Oak Ridge Small Cap Equity Fund and Oak Ridge Large Cap Equity Fund paid Oak Ridge Investments, Inc. (the "Distributor") $5,483 and $688, respectively, of brokerage commissions. The Funds were advised that the Distributor also received front-end sales charges on Class A shares of $532 for the Oak Ridge Small Cap Equity Fund and $191 for the Oak Ridge Large Cap Equity Fund.

5. INVESTMENT TRANSACTIONS

The aggregate purchases and sales of securities, excluding short-term investments, for the Oak Ridge Small Cap Equity Fund for the six months ended May 31, 2001, were $2,875,376 and $3,902,605 respectively. The aggregate purchases and sales of securities, excluding short-term investments, for the Oak Ridge Large Cap Equity Fund for the six months ended May 31, 2001, were $536,395 and $176,125 respectively. There were no purchases or sales of long-term U.S. Government securities.

At May 31, 2001, cost and gross unrealized appreciation and depreciation of investments for federal income tax purposes were as follows:

                                                COST         APPRECIATION     (DEPRECIATION)     NET APPRECIATION
                                            -----------      ------------     --------------     ----------------
   Oak Ridge Small Cap Equity Fund          $13,410,319       $5,026,900        $(868,004)          $4,158,896
   Oak Ridge Large Cap Equity Fund            2,488,582          453,262         (117,577)             335,685

Each Funds' basis in investments is the same for tax and financial reporting purposes. For year ended November 30, 2000, capital loss carryforwards of $163,418 and $34,433 were utilized by the Oak Ridge Small Cap Equity Fund and Oak Ridge Large Cap Equity Fund, respectively. At November 30, 2000, the Oak Ridge Large Cap Equity Fund had a capital loss carryforward of $73,985 remaining, which the Fund intends to use to reduce future net capital gains. This carryforward, if unused, will expire November 30, 2007.

6. DISTRIBUTION PLAN

The Fund has adopted a plan of distribution for each class of shares (the "Class A Plan" and the "Class C Plan") in accordance with Rule 12b-1 under the 1940 Act pursuant to which certain distribution and/or service fees are paid. Under the Class A Plan, the Funds are required to pay the Distributor a distribution fee at at annual rate of 0.25% of the average daily net assets of the Funds attributable to the Class A shares, for the promotion and distribution of the Class A shares. The Class C Plan requires the Funds to pay the Distributor (i) a distribution fee at an annual rate of 0.75% of the average daily net assets of the Funds attributable to the Class C shares, and (ii) a service fee for personal services provided to shareholder accounts at an annual rate of 0.25% of the average daily net assets of the Funds attributable to Class C shares. Distribution fees incurred by the Oak Ridge Small Cap Equity Fund and Oak Ridge Large Cap Equity Fund Class A shares for the six months ended May 31, 2001 were $19,355 and $3,341, respectively. Distribution fees incurred by the Oak Ridge Small Cap Equity Fund Class C shares for the six months ended May 31, 2001 were $5,263. Service fees for the Oak Ridge Small Cap Equity Fund Class C shares for the six months ended May 31, 2001 were $1,754.

                               TABLE OF CONTENTS
                                                                         Page
                                                                         ----
Letter to Shareholders                                                     1
Schedule of Investments                                                    3
Statements of Assets and Liabilities                                       7
Statements of Operations                                                   8
Statements of Changes in Net Assets                                        9
Financial Highlights                                                      10
Notes to the Financial Statements                                         13

This Report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.